FAIR VALUE MEASUREMENTS - Liabilities measured at fair value (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Liabilities:
Total liabilities measured at fair value on a recurring basis	$ 758
Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	758
Total liabilities measured at fair value on a recurring basis	758
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	0
Total liabilities measured at fair value on a recurring basis	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	0
Total liabilities measured at fair value on a recurring basis	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	758
Total liabilities measured at fair value on a recurring basis	$ 758